Stock Options (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Option Exercisable [Member]
Weighted average exercise price	$ 0.0371	$ 0.0497
Weighted average remaining contractual life (years)	6 years 2 months 4 days	6 years 5 months 4 days
Number of warrants exercisable	120,591,791	87,212,671
Option Exercisable [Member] | Exercise Prices Two [Member]
Weighted average exercise price	$ 2.0000	$ 3.0000
Weighted average remaining contractual life (years)	6 years 8 months 19 days	4 years 14 days
Number of warrants exercisable	115,000	518,000
Option Exercisable [Member] | Exercise Prices Three [Member]
Weighted average exercise price	$ 0.0375	$ 2.0000
Weighted average remaining contractual life (years)	8 years 8 months 23 days	6 years 11 months 19 days
Number of warrants exercisable	65,000,000	115,000
Option Exercisable [Member] | Exercise Prices Four [Member]
Weighted average exercise price	$ 0.0050	$ 0.0375
Weighted average remaining contractual life (years)	7 years 10 months 2 days	8 years 11 months 23 days
Number of warrants exercisable	17,500,000	65,000,000
Option Exercisable [Member] | Exercise Prices One [Member]
Weighted average remaining contractual life (years)	3 years 9 months 18 days	3 days
Number of warrants exercisable	518,000	1
Weighted average exercise price	$ 3.000	$ 1,121,250,000
Option Exercisable [Member] | Exercise Prices Six [Member]
Weighted average exercise price		$ 0.0045
Weighted average remaining contractual life (years)		9 years 11 months 19 days
Number of warrants exercisable		67,500,000
Options Outstanding [Member]
Weighted average exercise price	$ 0.0307
Weighted average remaining contractual life (years)	6 years 2 months 4 days	6 years 5 months 4 days
Number of warrants outstanding	150,633,000	150,633,001
Weighted average exercise price		$ 0.0307
Options Outstanding [Member] | Minimum [Member]
Range of exercise prices	$ 0.0045
Options Outstanding [Member] | Maximum [Member]
Range of exercise prices	$ 3.000
Options Outstanding [Member] | Exercise Prices Two [Member]
Weighted average remaining contractual life (years)	6 years 8 months 19 days	4 years 14 days
Number of warrants outstanding	115,000	518,000
Range of exercise prices	$ 2.0000
Weighted average exercise price	$ 2.0000	$ 3.0000
Options Outstanding [Member] | Exercise Prices Three [Member]
Weighted average remaining contractual life (years)	8 years 8 months 23 days	6 years 11 months 19 days
Number of warrants outstanding	65,000,000	115,000
Range of exercise prices	$ 0.0375
Weighted average exercise price	0.0375	$ 2.0000
Options Outstanding [Member] | Exercise Prices Four [Member]
Weighted average exercise price	$ 0.0050	$ 0.0375
Weighted average remaining contractual life (years)	7 years 10 months 2 days	8 years 11 months 23 days
Number of warrants outstanding	17,500,000	65,000,000
Range of exercise prices	$ 0.005
Options Outstanding [Member] | Exercise Prices Five [Member]
Weighted average exercise price	$ 0.0045	$ 0.0050
Weighted average remaining contractual life (years)	9 years 8 months 19 days	8 years 29 days
Range of exercise prices	$ 0.0045
Number of warrants exercisable	67,500,000	17,500,000
Options Outstanding [Member] | Exercise Prices One [Member]
Weighted average remaining contractual life (years)	3 years 9 months 18 days	3 days
Number of warrants outstanding	518,000	1
Range of exercise prices	$ 3.0000
Weighted average exercise price	$ 3.0000	$ 1,121,250,000
Option Exercisable [Member] | Exercise Prices Five [Member]
Weighted average remaining contractual life (years)	9 years 11 months 19 days	8 years 29 days
Number of warrants outstanding	37,458,791	17,500,000
Weighted average exercise price	$ 0.0045	$ 0.0050
Option Exercisable [Member] | Exercise Prices Six [Member]
Weighted average remaining contractual life (years)		9 years 11 months 19 days
Number of warrants outstanding		4,079,670
Weighted average exercise price		$ 0.0045